Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023(Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	BASIC MATERIALS — 3.5%
8,300	Dow, Inc.	$492,605
5,245	International Flavors & Fragrances, Inc.	589,853
		1,082,458
	COMMUNICATIONS — 18.9%
64,300	AT&T, Inc.	1,309,791
28,500	Cisco Systems, Inc.	1,387,095
28,700	Comcast Corp. - Class A	1,129,345
24,600	Corning, Inc.	851,406
13,200	Omnicom Group, Inc.	1,135,068
		5,812,705
	CONSUMER, CYCLICAL — 2.0%
1,900	Home Depot, Inc.	615,923
	CONSUMER, NON-CYCLICAL — 28.9%
7,700	AbbVie, Inc.	1,137,675
23,985	Altria Group, Inc.	1,080,284
18,270	Bristol-Myers Squibb Co.	1,327,316
12,450	CVS Health Corp.	1,098,339
15,900	Gilead Sciences, Inc.	1,334,646
3,500	Johnson & Johnson	571,970
9,500	Medtronic PLC[1]	795,055
6,100	Philip Morris International, Inc.	635,864
13,965	Tyson Foods, Inc. - Class A	918,199
		8,899,348
	ENERGY — 11.6%
7,505	Chevron Corp.	1,306,020
29,000	Enbridge, Inc.[1]	1,188,130
10,750	Phillips 66	1,077,903
		3,572,053
	FINANCIAL — 11.9%
20,600	Bank of America Corp.	730,888
1,435	BlackRock, Inc.	1,089,466
8,250	JPMorgan Chase & Co.	1,154,670
3,500	Travelers Cos., Inc.	668,920
		3,643,944
	INDUSTRIAL — 9.0%
7,200	Emerson Electric Co.	649,584
2,515	Lockheed Martin Corp.	1,165,099
5,200	United Parcel Service, Inc. - Class B	963,196
		2,777,879

Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023(Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 7.7%
2,000	Broadcom, Inc.	$1,170,020
8,840	International Business Machines Corp.	1,191,013
		2,361,033
	UTILITIES — 4.7%
6,300	Evergy, Inc.	394,695
6,495	Sempra Energy	1,041,343
		1,436,038
	Total Common Stocks
	(Cost $22,295,089)	30,201,381
	SHORT-TERM INVESTMENTS — 2.7%
834,128	Fidelity Investments Money Market Treasury Portfolio - Institutional, 4.138%[2]	834,128
	Total Short-Term Investments
	(Cost $834,128)	834,128
	TOTAL INVESTMENTS — 100.9%
	(Cost $23,129,217)	31,035,509
	Liabilities in Excess of Other Assets — (0.9)%	(271,404)
	TOTAL NET ASSETS — 100.0%	$30,764,105

PLC – Public Limited Company

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.